CAPITAL MANAGEMENT - Computable Patrimonial Liability (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT
Tier One Ordinary Capital	$ 264,420,324	$ 77,619,877	$ 42,938,440
(Deductible concepts)	(55,583,242)	(25,063,540)	(11,770,286)
Complementary net worth		2,600,170	$ 1,564,272
Tier Two Capital		2,600,170
Group Funds	13,771,273	3,051,628
Computable Patrimonial Responsibility	$ 222,608,355	$ 58,208,135
Pro forma consolidated Tier 1 capital ratio	21.00%